Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 1,418	$ 2,346
Inventory [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	1,213	1,133
Cost of Goods Sold [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 802	$ 586